SCHEDULE OF RELATED PARTY TRANSACTIONS WITH COMPANIES (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Consulting and professional fees		$ 1,020,860	$ 1,738,107
Share-based compensation		3,297,085
Directors [member]
IfrsStatementLineItems [Line Items]
Consulting fees and management bonus		51,600	51,600
Consulting and professional fees	[1]	1,598,733	1,156,303
Legal fees		125,798
Auto and rent expense		18,000
Share-based compensation		1,254
Related Party Transactions		1,795,385	1,207,903
Directors and certain senior officers [member]
IfrsStatementLineItems [Line Items]
Consulting fees and management bonus		2,057,121	1,259,615
Legal fees		125,798	246,688
Auto and rent expense	[1]	133,115	57,561
Share-based compensation		2,057,119
Related Party Transactions		4,603,153	1,563,864
Director’s fees and audit committee fees		$ 230,000

[1]	These expenses are included in exploration and evaluation expenditures in the consolidated statements of comprehensive loss.